Share Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Jul. 13, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, right to purchase			0.7	0.6
HRG Equity Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, available for issuance		1.4
HRG Equity Plan [Member] | Common Stock [Member] | HRG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance shares		24.0
HRG Warrant Plan [Member] | Common Stock [Member] | Former Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share		$ 13.125
Shares, vested		0.6
Vesting period		4 years
Estimated grant date fair value		$ 9.6
Shares, outstanding		0.0
HRG Warrant Plan [Member] | Common Stock [Member] | Former Chief Executive Officer [Member] | HRG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, right to purchase		3.0
Spectrum Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, available for issuance		1.6
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense		$ 9.5	$ 13.8	$ 8.8
Restricted Stock Units [Member] | Specturm And SB/RH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining unrecognized pre-tax compensation cost		$ 8.1
Restricted Stock Units [Member] | HRG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, right to purchase			0.1	0.1
Exercise price per share				$ 13.93
Shares, vested and exercisable
Weighted average exercise price of vested and exercisable
Stock Options [Member] | HRG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, right to purchase		2.5	0.5	0.6
Exercise price per share			$ 15.39	$ 13.93
Total fair value vested		$ 0.8
Intrinsic value of options exercised		21.5
Cash settlement		19.9
Remaining unrecognized pre-tax compensation cost		$ 0.0
Shares, vested and exercisable		0.2
Weighted average exercise price of vested and exercisable		$ 73.29
Maximum [Member] | Spectrum Equity Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance shares		7.1